Commitments - Commitments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Recorded Unconditional Purchase Obligation [Line Items]
Operating leases, Total	$ 277
Operating leases, 2013	71
Operating leases, 2014	46
Operating leases, 2015	36
Operating leases, 2016	27
Operating leases, 2017	24
Operating leases, Thereafter	73
Purchase obligations, Total	521
Purchase obligations, 2013	414
Purchase obligations, 2014	67
Purchase obligations, 2015	40
Purchase obligations, 2016
Purchase obligations, 2017
Purchase obligations, Thereafter
Other obligations, Total	344
Other obligations, 2013	122
Other obligations, 2014	72
Other obligations, 2015	52
Other obligations, 2016	42
Other obligations, 2017	37
Other obligations, Thereafter	19
Company's commitments, Total	1,142
Company's commitments, 2013	607
Company's commitments, 2014	185
Company's commitments, 2015	128
Company's commitments, 2016	69
Company's commitments, 2017	61
Company's commitments, Thereafter	92
Equipment Purchase [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Purchase obligations, Total	175
Purchase obligations, 2013	175
Purchase obligations, 2014
Purchase obligations, 2015
Purchase obligations, 2016
Purchase obligations, 2017
Purchase obligations, Thereafter
Foundry Purchase [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Purchase obligations, Total	127
Purchase obligations, 2013	127
Purchase obligations, 2014
Purchase obligations, 2015
Purchase obligations, 2016
Purchase obligations, 2017
Purchase obligations, Thereafter
Software, technology licenses and design [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Purchase obligations, Total	219
Purchase obligations, 2013	112
Purchase obligations, 2014	67
Purchase obligations, 2015	40
Purchase obligations, 2016
Purchase obligations, 2017
Purchase obligations, Thereafter